Segmented information (Details 4) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment Excluding Equity Investees Long Lived Assets	$ 65,164	$ 75,466
Less: Equity Investees Long Lived Assets For Fixed Assets	7,030	8,117
Property, Plant and Equipment, Net	58,134	67,349
Intangible Assets Net Including Goodwill Excluding Equity Investees Long Lived Assets	51,272	79,844
Less: Equity Investees Long Lived Assets For Intangible Assets	0	0
Intangible Assets, Net (Including Goodwill)	51,272	79,844
Capital Assets, Intangible Assets and Goodwill Including Equity Investees Long Lived Assets	116,436	155,310
Less: equity investees’ long-lived assets	7,030	8,117
Capital Assets, Intangible Assets and Goodwill Excluding Equity Investees Long Lived Assets	109,406	147,193
Italy
Property Plant And Equipment Excluding Equity Investees Long Lived Assets	9,084	13,819
Intangible Assets Net Including Goodwill Excluding Equity Investees Long Lived Assets	44,139	53,099
Capital Assets, Intangible Assets and Goodwill Including Equity Investees Long Lived Assets	53,223	66,918
Netherlands
Property Plant And Equipment Excluding Equity Investees Long Lived Assets	3,729	0
Intangible Assets Net Including Goodwill Excluding Equity Investees Long Lived Assets	6,245	0
Capital Assets, Intangible Assets and Goodwill Including Equity Investees Long Lived Assets	9,974	0
Canada
Property Plant And Equipment Excluding Equity Investees Long Lived Assets	24,410	29,842
Intangible Assets Net Including Goodwill Excluding Equity Investees Long Lived Assets	673	871
Capital Assets, Intangible Assets and Goodwill Including Equity Investees Long Lived Assets	25,083	30,713
United States
Property Plant And Equipment Excluding Equity Investees Long Lived Assets	20,386	21,727
Intangible Assets Net Including Goodwill Excluding Equity Investees Long Lived Assets	0	25,595
Capital Assets, Intangible Assets and Goodwill Including Equity Investees Long Lived Assets	20,386	47,322
Sweden
Property Plant And Equipment Excluding Equity Investees Long Lived Assets	208	322
Intangible Assets Net Including Goodwill Excluding Equity Investees Long Lived Assets	0	0
Capital Assets, Intangible Assets and Goodwill Including Equity Investees Long Lived Assets	208	322
China
Property Plant And Equipment Excluding Equity Investees Long Lived Assets	6,329	8,675
Intangible Assets Net Including Goodwill Excluding Equity Investees Long Lived Assets	0	0
Capital Assets, Intangible Assets and Goodwill Including Equity Investees Long Lived Assets	6,329	8,675
Australia
Property Plant And Equipment Excluding Equity Investees Long Lived Assets	1,018	1,081
Intangible Assets Net Including Goodwill Excluding Equity Investees Long Lived Assets	214	279
Capital Assets, Intangible Assets and Goodwill Including Equity Investees Long Lived Assets	$ 1,232	$ 1,360